Financial Instruments, Risk Management and Capital Management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Instruments, Risk Management and Capital Management
29. FINANCIAL INSTRUMENTS, RISK MANAGEMENT AND CAPITAL MANAGEMENT
29.1 Financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities. Management assessed that the carrying values of the Group’s financial assets and financial liabilities measured at amortized cost are a reasonable approximation of their fair values
, except for the financial liabilities related to the convertible bonds.

	December 31, 2021	December 31, 2020
Financial assets measured at amortized cost
Cash and cash equivalents (note 21)	108,037	103,702
Short-term bank deposits (note 21)	17,954	22
Accounts receivable (note 19)	6,015	3,405
Other financial assets (note 20)	2,387	746
Financial assets measured at fair value through profit or loss (on recurring basis)
Accounts receivable (note 19)	596	—

Total financial assets	134,989	107,875

Financial liabilities measured at amortized cost
Trade and other payables (note 24)	89,791	42,623
Lease liabilities (note 15)	42,467	15,490
Convertible bonds (note 23)	49,403	—
Borrowings (note 23)	12,713	9,448
Financial liabilities measured at fair value through profit or loss (on recurring basis)
Conversion options	594	—

Total financial liabilities	194,968	67,561

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices);
Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
For assets and liabilities that are recognized at fair value on a recurring basis, during 2021, the Group determined that no transfers between the levels in the fair value hierarchy have occurred (2020: none). During 2021, there were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements, except for the changes necessary to determine fair values of new types of instruments acquired during the period.
The fair value of assets and liabilities as of December 31, 2021 and 2020, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value hierarchy	December 31, 2021 Carrying value	December 31, 2021 Fair market value
Financial assets measured at fair value through profit and loss
Accounts receivable	Level 3	596	596

Total assets		596	596

Financial liabilities measured at amortized cost
Convertible bonds (note 23)	Level 2	49,403	45,036
Financial liabilities measured at fair value through profit and loss (on recurring basis in the statement of financial position)
Conversion options (note 23)	Level 2	594	594

Total financial liabilities		49,997	45,630

The fair value of accounts receivable held for sale is determined in accordance with the transaction prices for similar instruments. In 2021 the Group recognized the loss on revaluation of such receivables in the
amount of 23.
The fair values of
non-derivative
financial liability related to convertible bond measured at amortized cost are determined in accordance with generally accepted pricing models based on discounted cash flow analysis using prices from observable current market transactions and quotes for similar instruments.
The fair values of conversion option and liability component of the convertible bonds are derived from the quoted prices in active markets for the respective liabilities as well as market inputs underlying or derived from the quoted market prices of the instruments using discounted cash flow and option pricing methodology with a reference to the Groups credit spread and volatility of the Group’s share price. The inputs include the Group’s credit spread and market value of the Bonds.

29.2 Financial risk management
In common with all other businesses, the Group is exposed to risks that arise from its use of financial instruments. The Group has exposure to the following risks arising from financial instruments: market risk, credit risk and liquidity risk.
There have been no substantive changes in the Group’s exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods.
29.2.1 Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk, which mostly impacts the Group, comprises two types of risk: interest rate risk and currency risk. Financial instruments affected by market risk include cash and cash equivalents, short-term deposits, accounts receivable, borrowings, lease liabilities, and trade and other payables.
The Group does not enter into any derivative financial instruments to manage its exposure to foreign currency risk and interest rate risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates is currently limited as the Group manages its interest risk having all its cash deposits and its borrowings at fixed rates of interest.

However, growth in rates may limit the Group’s ability to attract new financing on commercially sensible terms.
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates to the Group’s financing activity (borrowings and lease liabilities in foreign currencies), investing activities (capital investments and short-term deposits in foreign currency) and operating activities (when revenue, expense and related settlement balances are denominated in a foreign currency).
The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	USD denominated		EUR denominated
	2021	2020	2021	2020
Assets	69,192	68,224	42	58
Liabilities	(50,595)	(314)	(477)	(94)

Net position	18,597	67,910	(435)	(36)

The Group keeps part of its cash and cash equivalents in USD and EUR interest-bearing accounts to manage against the risk of RUB decline or devaluation, and also to match its foreign currency liabilities.
Foreign currency sensitivity
The following table demonstrates the sensitivity to a reasonably possible change in the USD and EUR exchange rates, with all other variables held constant. The table provides information about the impact on the Group’s profit before tax due to changes in the fair value of monetary assets and liabilities. The Group’s exposure to foreign currency changes for all other currencies is not material.

	Change in foreign exchange rates	Effect on profit before tax
Year ended December 31, 2021
USD	+50%/-50%	9,299 / (9,299)
EUR	+50%/-50%	(218) / 218
Year ended December 31, 2020
USD	+30%/-30%	20,373 / (20,373)
EUR	+30%/-30%	(11) / 11
Impacts of the geopolitical crisis surrounding Ukraine (note 31) is expected to cause a significant depreciation of the Russian Rouble which is likely to result in upward revaluation of USD denominated borrowings, as well as cash and cash equivalents.
29.2.2 Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily accounts receivable) and from its cash, cash equivalents and short-term deposits held with banks and other financial instruments.
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31, 2021	December 31, 2020
Accounts receivables (note 19)	6,611	3,405
Short-term bank deposits (note 21)	17,954	22
Cash and cash equivalents (note 21)	108,037	103,702

Total credit exposure	132,602	107,129

Accounts receivables
The Group’s accounts receivable mainly consist of amounts due from customers (advertising services, rebates and subsidies). Accounts receivable owed by vendors have low credit risk because the debtors have a strong capacity to meet their contractual cash flow obligations in the near term.
Cash, cash equivalents and short-term deposits
The Group held cash, cash equivalents and bank deposits of 125,991 at December 31, 2021 (2020: 103,724). The cash, cash equivalents and short-term bank deposits are primarily held with banks, which are rated not less than
BBB-
to BBB, based on Standard & Poor’s and Fitch ratings (as at December 31, 2021).
As at December 31, 2021 and 2020, expected credit loss related to cash, cash equivalents, and short-term deposits was not material. Impairment on cash and cash equivalents has been measured on a
12-month
expected loss basis and reflects the short maturities of the exposures.
The Group’s accounts receivable do not include individually significant balances due from customers. With respect to the Group’s cash and cash equivalents and short-term bank deposits, the Group’s liquidity policy prescribes to limit credit risk by setting maximum concentration criteria of 25% per financial institution while such an institution shall have minimum credit rating of
BBB- (S&P)
(as at December 31, 2021).
The negative impact of the geopolitical crisis surrounding Ukraine (note 31) on the Russian economy is likely to increase the credit risk for many of the Group’s customers, which will result in additional amounts of expected credit losses to be recognized in future. In March 2022, top rating agencies, including Fitch and Moody’s, have withdrawn Russian sovereign ratings and stopped covering ratings of entities based in Russia. The withdrawal of ratings increases an uncertainty with respect to the credit risk of the Group’s counterparts.
29.2.3 Liquidity risk
Liquidity risk is the risk that the Group will not be able to settle all liabilities as they fall due. The Group manages liquidity risk by maintaining adequate reserves, banking facilities and reserve borrowing facilities by continuously monitoring forecasts and actual cash flows and matching the maturity profiles of financial assets and liabilities.
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2021
Trade and other payables	—	89,322	328	122	222	89,994
Borrowings	—	12,328	3,217	57,881	1,218	74,644
Lease liabilities	—	11,794	20,500	12,900	12,507	57,701

Total financial liabilities	—	113,444	24,045	70,903	13,947	222,339

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2020
Trade and other payables	—	42,545	78	—	—	42,623
Borrowings	—	7,582	1,121	572	1,521	10,796
Lease liabilities	—	4,763	7,637	4,845	2,865	20,110

Total financial liabilities	—	54,890	8,836	5,417	4,386	73,529

29.3 Changes in liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	January 1, 2021	Financing cash flows	New leases (non-cash)	Bifurcation of embedded conversion options (non-cash)	Exchange difference	Change in fair value	Other movement (non-cash)	December 31, 2021
Borrowings	9,448	58,348	—	(6,958)	219	—	1,059	62,116
Conversion options	—	—	—	6,958	—	(6,364)	—	594
Lease liabilities	15,490	(4,769)	31,423	—	—	—	323	42,467

	24,938	53,579	31,423	—	219	(6,364)	1,382	105,177

	January 1, 2020	Financing cash flows	New leases (non-cash)	Conversion of the loan into equity	Other	December 31, 2020
Borrowings	4,116	8,212	—	(3,594)	714	9,448
Lease liabilities	9,609	(2,296)	8,122	—	55	15,490

	13,725	5,916	8,122	(3,594)	769	24,938

The ‘Other’ column includes the effect of accrued but not yet paid interest on the Group’s borrowings and lease liabilities. The Group classifies interest paid as cash flows from operating activities.
29.4 Capital management
The Group manages its capital to ensure that companies in the Group will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
The capital structure of the Group consists of net cash (cash and cash equivalents offset by borrowings as detailed in note 23) and equity (as detailed in the consolidated statements of financial position).
In order to achieve this overall objective, the Group’s capital management, among other things, aims to ensure that it meets financial covenants attached to the borrowings that define capital structure requirements. Breaches in meeting the financial and non-financial covenants attached to the Group’s borrowings would permit creditors to call such borrowings. Breaches in covenants could lead to a default on other indebtedness due to cross-default terms under that indebtedness.
No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2021 and 2020.